RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in share price (as a percent)	10.00%
Decrease in market securities asset value	$ 509,000
Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	1,312,000	$ 2,634,000
Cash and cash equivalents | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	40,313,000	37,821,000
Receivables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	56,000	80,000
Marketable securities | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	5,092,000	2,985,000
Accounts payable and accrued liabilities | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	$ 12,537,000	$ 19,755,000